Offerings - Offering: 1	Apr. 30, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 200,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,620
Offering Note
(1)

This registration statement covers such indeterminate number of shares of Class B common stock and preferred stock, such indeterminate number of warrants to any of the securities registered hereunder, such indeterminate principal amount of debt securities and such indeterminate number of units comprised of any of the securities registered hereunder, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of or pursuant to anti-dilution rights under the securities registered hereunder, as have an aggregate initial offering price not to exceed $200,000,000. The securities registered hereunder are to be issued from time to time at prices to be determined. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover such additional number of securities as may be offered or issued in connection with any stock splits, stock dividends or similar transactions.

(2)

Omitted pursuant to Item 16(b) of Form S-3 and Rule 457(o) promulgated under the Securities Act of 1933, as amended. The amount registered, proposed maximum offering price per unit and maximum aggregate offering price will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.

(3)	Includes rights to acquire Class B common stock or preferred stock of the registrant under any shareholder rights plan then in effect, if applicable under the terms of any such plan.